                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01434

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                             1775 Eye Street, N.W.
                             Washington, D.C. 20006

                              Colleen E. Tonn, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 through December 31, 2005

Item 1. Reports to Stockholders

Lincoln National Variable Annuity Fund A

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Variable Annuity Fund A
                               Annual Report
                               December 31, 2005

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/MANAGER INFORMATION

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:

                                                     [DELAWARE INVESTMENTS LOGO]

The Fund returned 4.5% for the fiscal year 2005 while its style specific benchmark, the Russell 1000 Index*, returned 6.3%.

The stock market was mostly positive in 2005 with the broad S&P 500 index returning 4.9%. The market did see a year-end rally, mostly in November, however 2005 ended on a down note on concerns that economic and corporate profit growth will slow in 2006. As was the case in 2004, energy and utility stocks led performance and were the best performing sectors in the S&P 500; and the transportation sector also fared well. Credit cyclicals, media and communications services issues trailed the overall market.

The Fund's performance lagged that of its benchmark index for the year. The Fund's relative underperformance was attributable to stock selection in the technology, energy and basic materials sectors. Stock selection in the credit cyclicals, financials and health care sectors positively contributed to performance.

The economy remains strong and we anticipate growth will continue into 2006, albeit at a slower rate. Growth has been robust although it is likely to stabilize as corporate earnings will have difficult comparisons given the strong earnings growth seen in 2005. Despite this we remain positive on the equity markets in 2006. U.S. Gross Domestic Product (GDP) growth is at an annualized rate above 3%, inflation remains low, and employment is strong. The economy has displayed resiliency in the face of record-high oil prices, the devastating hurricane season and geo-political tensions. Inflation remains controlled and the Federal Reserve has indicated that it is in the latter stages of its rate hiking campaign. It is our belief that when the market anticipates that the Federal Reserve will pause or end monetary tightening, equities will respond favorably.

Francis X. Morris
Christopher S. Adams
Michael S. Morris
Donald G. Padilla
Delaware Investments

Growth of $10,000 invested 12/31/95 through 12/31/05
(LINE GRAPH)

                                                                           FUND A                       RUSSELL 1000 INDEX
                                                                           ------                       ------------------
12/31/95                                                                   10000                              10000
                                                                           11887                              12245
                                                                           15799                              16268
                                                                           18951                              20663
                                                                           22123                              24984
                                                                           19628                              23038
                                                                           17265                              20170
                                                                           13035                              15803
                                                                           16755                              20526
                                                                           18544                              22867
12/31/05                                                                   19386                              24300

This chart illustrates, hypothetically, that $10,000 was invested in Fund A on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $19,386. For comparison, look at how the Russell 1000 Index did over the same period. The same $10,000 investment would have grown to $24,300. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                          Ended
on investment                                  12/31/05
-------------------------------------------------------
One Year                                        + 4.54%
-------------------------------------------------------
Five Years                                      - 0.25%
-------------------------------------------------------
Ten Years                                       + 6.84%
-------------------------------------------------------

* Russell 1000 Index measures the performance of the largest 1,000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

                           Variable Annuity Fund A- 1

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                     Expenses
                               Beginning    Ending                  Paid During
                                Account     Account    Annualized     Period
                                 Value       Value      Expense      7/1/05 to
                                7/1/05     12/31/05      Ratios      12/31/05*
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Variable Annuity Fund A        $1,000.00   $1,045.70     1.28%         $6.60
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Variable Annuity Fund A        $1,000.00   $1,018.75     1.28%         $6.51
-------------------------------------------------------------------------------

*"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                           Variable Annuity Fund A- 2

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.07%
------------------------------------------------------------------------
Basic Materials                                                 4.16%
Business Services                                               0.55%
Capital Goods                                                   8.69%
Communication Services                                          1.93%
Consumer Discretionary                                          5.04%
Consumer Services                                               1.26%
Consumer Staples                                                7.66%
Credit Cyclicals                                                1.22%
Energy                                                          9.04%
Financials                                                     23.81%
Health Care                                                    11.36%
Media                                                           3.74%
Real Estate                                                     1.31%
Technology                                                     15.71%
Transportation                                                  0.43%
Utilities                                                       2.16%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                1.63%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.70%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.30%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                           Variable Annuity Fund A- 3

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
December 31, 2005

                                                 NUMBER OF       FAIR
                                                   SHARES        VALUE
    COMMON STOCK-98.07%
    BASIC MATERIALS-4.16%
    Alcoa......................................      11,500   $   340,055
    Dow Chemical...............................      18,300       801,906
    duPont (E.I.) deNemours....................       8,200       348,500
    Freeport-McMoRan Copper & Gold Class B.....       8,700       468,060
    Lubrizol...................................       6,300       273,609
    Lyondell Chemical..........................       9,500       226,290
    Masco......................................       8,000       241,520
    United States Steel........................       9,500       456,665
                                                              -----------
                                                                3,156,605
                                                              -----------
    BUSINESS SERVICES-0.55%
    Manpower...................................       9,000       418,500
                                                              -----------
                                                                  418,500
                                                              -----------
    CAPITAL GOODS-8.69%
    Caterpillar................................      10,800       623,916
    Cummins....................................       3,700       332,001
    General Electric...........................      65,800     2,306,290
    Goodrich...................................       7,700       316,470
  + Grant Prideco..............................      14,600       644,152
    Honeywell International....................      10,200       379,950
    Northrop Grumman...........................       5,900       354,649
    PACCAR.....................................       6,000       415,380
    Textron....................................       7,600       585,048
    United Technologies........................      11,400       637,374
                                                              -----------
                                                                6,595,230
                                                              -----------
    COMMUNICATION SERVICES-1.93%
    Sprint.....................................      28,387       663,120
    Verizon Communications.....................      26,700       804,204
                                                              -----------
                                                                1,467,324
                                                              -----------
    CONSUMER DISCRETIONARY-5.04%
    Best Buy...................................      11,850       515,238
  + Coach......................................      17,400       580,116
    Federated Department Stores................       4,500       298,485
    Gap........................................      19,100       336,924
    Home Depot.................................      25,500     1,032,240
    NIKE.......................................       5,700       494,703
    Wal-Mart Stores............................      12,100       566,280
                                                              -----------
                                                                3,823,986
                                                              -----------
    CONSUMER SERVICES-1.26%
    Marriott International Class A.............       6,500       435,305
    McDonald's.................................      15,500       522,660
                                                              -----------
                                                                  957,965
                                                              -----------
    CONSUMER STAPLES-7.66%
    Altria Group...............................      15,900     1,188,048
    Clorox.....................................       4,300       244,627
    Coca-Cola..................................       7,300       294,263
    CVS........................................      18,300       483,486
    Fortune Brands.............................       6,900       538,338
    Kellogg....................................       6,100       263,642
    Kimberly-Clark.............................       7,400       441,410

                                                 NUMBER OF       FAIR
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    CONSUMER STAPLES (CONTINUED)
    PepsiCo....................................      19,300   $ 1,140,244
    Procter & Gamble...........................      21,185     1,226,188
                                                              -----------
                                                                5,820,246
                                                              -----------
    CREDIT CYCLICALS-1.22%
    D.R. Horton................................      10,600       378,738
    KB HOME....................................       7,500       544,950
                                                              -----------
                                                                  923,688
                                                              -----------
    ENERGY-9.04%
    Chevron....................................      18,200     1,033,214
    ConocoPhillips.............................      11,500       669,070
    ENSCO International........................       7,400       328,190
    Exxon Mobil................................      41,200     2,314,204
  + Nabors Industries..........................       5,000       378,750
  + National Oilwell Varco.....................      12,500       783,750
    Occidental Petroleum.......................       9,300       742,884
    Tidewater..................................       7,300       324,558
    Valero Energy..............................       5,600       288,960
                                                              -----------
                                                                6,863,580
                                                              -----------
    FINANCIALS-23.81%
    Allstate...................................       8,100       437,967
    American International Group...............      14,700     1,002,981
    Bank of America............................      25,300     1,167,595
    Berkley (W.R.).............................       7,850       373,817
    Capital One Financial......................       6,650       574,560
    CIGNA......................................       3,900       435,630
    CIT Group..................................       9,500       491,910
    Citigroup..................................      44,100     2,140,173
    Countrywide Financial......................      13,800       471,822
    Everest Re Group...........................       3,100       311,085
    Freddie Mac................................      10,000       653,500
    JPMorgan Chase.............................      30,300     1,202,607
    Lehman Brothers Holdings...................       5,200       666,484
    MBNA.......................................      33,400       907,144
    Mellon Financial...........................      14,400       493,200
    Merrill Lynch..............................      13,100       887,263
    MetLife....................................       8,500       416,500
    Morgan Stanley.............................      17,700     1,004,298
    North Fork Bancorporation..................      21,200       580,032
    PMI Group..................................      11,300       464,091
    Prudential Financial.......................       7,400       541,606
    UnitedHealth Group.........................      12,900       801,606
    U.S. Bancorp...............................      33,900     1,013,271
  + WellPoint Health Networks..................       9,200       734,068
    Wells Fargo................................       4,900       307,867
                                                              -----------
                                                               18,081,077
                                                              -----------
    HEALTH CARE-11.36%
    Abbott Laboratories........................      11,100       437,673
  + Amgen......................................      14,900     1,175,014
    Becton, Dickinson..........................       6,100       366,488
    Biomet.....................................       7,100       259,647
  + Express Scripts Class A....................       5,800       486,040

                           Variable Annuity Fund A- 4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF       FAIR
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    HEALTH CARE (CONTINUED)
  + Genentech..................................       5,900   $   545,750
  + Gilead Sciences............................       8,500       447,355
    Johnson & Johnson..........................      23,800     1,430,380
    Medtronic..................................      14,100       811,737
    Pfizer.....................................      61,300     1,429,516
    Quest Diagnostics..........................       5,000       257,400
    Wyeth......................................      16,100       741,727
  + Zimmer Holdings............................       3,500       236,040
                                                              -----------
                                                                8,624,767
                                                              -----------
    MEDIA-3.74%
  + Comcast Class A............................       9,400       244,024
  + Comcast Special Class A....................       6,500       166,985
    Disney (Walt)..............................      19,600       469,812
    Knight-Ridder..............................       3,900       246,870
    Time Warner................................      55,400       966,176
    Viacom Class B.............................      22,900       746,540
                                                              -----------
                                                                2,840,407
                                                              -----------
    REAL ESTATE-1.31%
    Developers Diversified Realty..............       7,500       352,650
    Equity Office Properties Trust.............      10,600       321,498
    ProLogis...................................       6,800       317,696
                                                              -----------
                                                                  991,844
                                                              -----------
    TECHNOLOGY-15.71%
    Adobe Systems..............................      11,100       410,256
    Applied Materials..........................      42,800       767,832
  + Cisco Systems..............................      57,100       977,552
  + Dell.......................................      22,600       677,774
  + DST Systems................................       5,500       329,505
  + eBay.......................................      10,300       445,475
  + EMC........................................      30,800       419,496
    Intel......................................      60,500     1,510,080

                                                 NUMBER OF       FAIR
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
    International Business Machines............      12,200   $ 1,002,840
  + Juniper Networks...........................      16,300       363,490
  + Lexmark International Class A..............       9,800       439,334
    Linear Technology..........................       6,900       248,883
    Microsoft..................................      62,900     1,644,835
    Motorola...................................      12,900       291,411
    National Semiconductor.....................      13,300       345,534
    Nokia ADR..................................      16,800       307,440
  + Oracle.....................................      24,100       294,261
    QUALCOMM...................................      17,200       740,976
    Texas Instruments..........................      22,100       708,747
                                                              -----------
                                                               11,925,721
                                                              -----------
    TRANSPORTATION-0.43%
    FedEx......................................       3,200       330,848
                                                              -----------
                                                                  330,848
                                                              -----------
    UTILITIES-2.16%
    Dominion Resources.........................       4,700       362,840
    Edison International.......................      11,400       497,154
    PPL........................................       9,600       282,240
    TXU........................................       9,900       496,881
                                                              -----------
                                                                1,639,115
                                                              -----------
    TOTAL COMMON STOCK
     (COST $53,247,508)........................                74,460,903
                                                              -----------
                                                 PRINCIPAL
                                                   AMOUNT
 =/ COMMERCIAL PAPER-1.63%
    Lehman Brothers Holdings 4.052% 1/3/06.....  $1,235,000     1,234,722
                                                              -----------
    TOTAL COMMERCIAL PAPER
     (COST $1,234,722).........................                 1,234,722
                                                              -----------

TOTAL MARKET VALUE OF SECURITIES-99.70% (COST
 $54,482,230)...............................................   75,695,625
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.30%.......      227,472
                                                              -----------
NET ASSETS-100.00%..........................................  $75,923,097
                                                              ===========
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
3,689,070 units at $19.143 unit value.......................  $70,618,059
ANNUITY RESERVES:
38,795 units at $19.143 unit value..........................      742,634
175,305 units at $26.026 unit value.........................    4,562,404
                                                              -----------
Total Net Assets............................................  $75,923,097
                                                              ===========

------------------

  + Non-income producing security for the year ended December
    31, 2005.
 =/ The interest rate shown is the effective yield at the time of purchase.

ADR-American Depositary Receipts

                             See accompanying notes

                           Variable Annuity Fund A- 5

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends....................................               $1,365,982
Interest.....................................                   32,135
Foreign tax withheld.........................                     (930)
                                                            ----------
                                                             1,397,187
                                                            ----------
EXPENSES:
Investment management services...............  $  250,246
Mortality and expense guarantees.............     738,069      988,315
                                               ----------   ----------
NET INVESTMENT INCOME........................                  408,872
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
Net realized gain on investments.............   2,908,945
Net change in unrealized appreciation/
 depreciation of investments.................      70,761    2,979,706
                                               ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................               $3,388,578
                                                            ==========

                             See accompanying notes

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED
                                               12/31/05      12/31/04
                                              -----------   -----------
CHANGES FROM OPERATIONS:
Net investment income.......................  $   408,872   $   566,186
Net realized gain on investments............    2,908,945     3,844,348
Net change in net unrealized appreciation/
 depreciation of investments................       70,761     3,539,753
                                              -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.................................    3,388,578     7,950,287
Net decrease from equity transactions.......   (8,348,065)   (6,775,233)
                                              -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....   (4,959,487)    1,175,054
Net assets, at beginning of year............   80,882,584    79,707,530
                                              -----------   -----------
NET ASSETS, AT END OF YEAR..................  $75,923,097   $80,882,584
                                              ===========   ===========

                             See accompanying notes

                           Variable Annuity Fund A- 6

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund--The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln
Life). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments--Equity securities, except those traded on the Nasdaq Stock Market, Inc.(Nasdaq), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

Federal Income Taxes--Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income--Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves--Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other--The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,747 for the year ended December 31, 2005.

2. INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 2005 amounted to $14,878,710 and $22,758,090, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Life is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In prior years, retired employees of Lincoln Life invested in Fund A at lower expense levels. As of December 31, 2005, $4,562,404 remains in the Fund at a unit value of $26.026. Lincoln Life retained $1,997 from the proceeds of the sale of annuity contracts during the year for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the "Sub-advisor") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-advisor is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-advisor is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2005, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. NET ASSETS
Net assets at December 31, 2005 consisted of the following:

Equity transactions....................................  $(234,937,931)
Accumulated net investment income......................     75,821,322
Accumulated net realized gain on investments...........    213,826,311
Net unrealized appreciation of investments.............     21,213,395
                                                         -------------
NET ASSETS.............................................  $  75,923,097
                                                         =============

                           Variable Annuity Fund A- 7

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                                             YEAR ENDED DECEMBER 31, 2005      YEAR ENDED DECEMBER 31, 2004
                                                               UNITS           AMOUNT            UNITS           AMOUNT
                                                             ---------      -------------      ---------      -------------
Accumulation Units:
 Balance at beginning of period............................  4,102,941      $(211,285,774)     4,466,321      $(205,165,202)
 Contract purchases........................................     11,737            218,536         35,903            602,439
 Terminated contracts......................................   (425,608)        (7,854,604)      (399,283)        (6,723,011)
                                                             ---------      -------------      ---------      -------------
Balance at end of period...................................  3,689,070      $(218,921,842)     4,102,941      $(211,285,774)
                                                             =========      =============      =========      =============
Annuity Reserves:
 Balance at beginning of period............................    244,982      $ (15,304,092)       277,592      $ (14,649,431)
 Annuity payments..........................................    (30,882)          (711,997)       (32,610)          (654,661)
                                                             ---------      -------------      ---------      -------------
Balance at end of period...................................    214,100      $ (16,016,089)       244,982      $ (15,304,092)
                                                             =========      =============      =========      =============

6. SUPPLEMENTAL INFORMATION-SELECTED PER UNIT DATA AND RATIOS
The following is selected financial data for an accumulation unit outstanding throughout each period:

                                                                          YEAR ENDED DECEMBER 31,
                                                               2005      2004      2003      2002      2001
                                                              -------   -------   -------   -------   -------
Investment income...........................................  $ 0.338   $ 0.343   $ 0.245   $ 0.253   $ 0.249
Expenses....................................................   (0.239)   (0.218)   (0.184)   (0.191)   (0.228)
                                                              -------   -------   -------   -------   -------
Net investment income.......................................    0.099     0.125     0.061     0.062     0.021
Net realized and unrealized gain (loss) on investments......    0.732     1.642     3.612    (4.238)   (2.354)
                                                              -------   -------   -------   -------   -------
Increase (decrease) in accumulation unit value..............    0.831     1.767     3.673    (4.176)   (2.333)
Accumulation unit value at beginning of period..............   18.312    16.545    12.872    17.048    19.381
                                                              -------   -------   -------   -------   -------
Accumulation unit value at end of period....................  $19.143   $18.312   $16.545   $12.872   $17.048
                                                              =======   =======   =======   =======   =======
Net assets, end of period (000 omitted).....................  $75,923   $80,883   $79,708   $66,334   $98,225
Ratio of expenses to average net assets.....................    1.28%     1.28%     1.27%     1.28%     1.28%
Ratio of net investment income to average net assets........    0.53%     0.73%     0.42%     0.41%     0.12%
Total investment return.....................................    4.54%    10.68%    28.54%   (24.50)%  (12.04)%
Portfolio turnover rate.....................................   20.40%    38.72%    77.30%    60.26%    78.03%
Number of accumulation units outstanding at end of period
 (expressed in thousands)
 Accumulation units:........................................    3,689     4,103     4,466     4,747     5,305
 Reserve units:.............................................      214       245       278       329       373

                           Variable Annuity Fund A- 8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Contract Owners
Lincoln National Variable Annuity Fund A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Fund A at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG, LLP SIGNATURE]

Fort Wayne, Indiana
February 14, 2006

                           Variable Annuity Fund A- 9

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
OTHER FUND INFORMATION

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

On August 15, 2005, the Board of Managers of Lincoln National Variable Annuity Fund A (the "Fund"), met to consider, among other things, the renewal of the advisory and sub-advisory agreements for the Fund. Following presentations from Lincoln Fund Management, the Independent Managers met in executive session to consider renewal of the investment advisory agreement with The Lincoln National Life Insurance Company ("Lincoln Life"), and the sub-advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust.

The Independent Managers reviewed materials provided by Lincoln Life, DMC and Lincoln Fund Management prior to the meeting. In addition, they had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory and sub-advisory agreements and the factors that they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Managers and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement and the sub-advisory agreement.

In considering approval of the renewal of the agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Managers considered the following factors and reached the following conclusions with respect to their review of the advisory and sub-advisory agreements.

ADVISORY AGREEMENT

In considering the renewal of the investment advisory agreement with Lincoln Life, the Independent Managers considered the nature, extent and quality of services provided by Lincoln Life for the Fund and considered its response to various inquiries, including the list of services it provides to the Fund, information about the staff providing services to the Fund, Lincoln Life's Form ADV and compliance matters. The Independent Managers considered the delegation of day-to-day portfolio management responsibility to DMC. The Independent Managers reviewed the investment performance of the Fund compared to the average of its Lipper peer group and a securities market index and determined that the investment performance of the Fund has been good. The Independent Managers concluded that the services provided by Lincoln Life were satisfactory. The Independent Managers reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Independent Managers considered that the Fund's advisory fee and total expense ratio were significantly below the average of the Fund's peer group and concluded that the advisory fee was reasonable. The Independent Managers also considered that the Fund was Lincoln Life's only investment advisory client. They also reviewed the profitability to Lincoln Life and its affiliates with respect to the Fund on a pre-tax basis and concluded that the profitability of Lincoln Life and its affiliates in connection with the management of the Fund was not unreasonable. The Independent Managers considered the Fund's advisory fee and the Fund's asset size and concluded that since the Fund was not currently offered that there were no opportunities for economies of scale.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Managers and (b) approved the investment advisory agreement and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT

In considering the renewal of the sub-advisory agreement between Lincoln Life and DMC on behalf of the Fund, the Independent Managers considered the nature, extent and quality of services provided by DMC under the sub-advisory agreement. The Independent Managers considered the services performed by DMC, the experience of the investment professionals servicing the Fund, the reputation, resources and investment approach of DMC along with the Fund's performance (as described above) and concluded that the services provided by DMC were satisfactory. The Independent Managers considered the sub-advisory fee under the sub-advisory agreement and how it related to the overall fee structure of the Fund and fee rates charged to other funds managed by DMC and concluded that the sub-advisory fee was reasonable. The Independent Managers noted that DMC is an affiliate of Lincoln Life. The Independent Managers considered the profitability of DMC on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Managers also considered whether DMC received any incidental benefits in connection with its relationship to the Fund and noted that DMC has the ability to obtain research with soft dollars which may or may not be used for the benefit of the Fund and may be used by other clients of DMC.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Managers and (b) approved the sub-advisory agreement and the fees and other amounts to be paid under the agreement.

                          Variable Annuity Fund A- 10

OFFICER/MANAGER INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE FUND      TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Manager  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Manager since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Manager     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Manager      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Manager     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Manager      Manager since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Manager      Manager since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Manager     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Manager      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Manager      Manager since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               FUND
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           MANAGER        HELD BY MANAGER
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                          Variable Annuity Fund A- 11

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE FUND      TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               FUND
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           MANAGER        HELD BY MANAGER
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and managers can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and managers hold their position with the Fund until retirement or resignation. The Bylaws of the Fund do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                          Variable Annuity Fund A- 12

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to Registrant's principal executive officer, chief financial officer, chief accounting officer or persons performing similar functions. A copy of the code of ethics is attached hereto as an exhibit. There have been no amendments to, nor waivers granted, to the existing code of ethics.

Item 3. Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that Nancy L. Frisby and David
H. Windley are each an "audit committee financial expert" and are "independent," as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principle Accountant Fees and Services

(a) Audit Fees

Aggregate audit fees for the services that the Registrant's auditor provided to the Registrant totaled approximately $39,175 in 2005 and $35,523 in 2004, including fees associated with the annual audit and filings of the Registrant's Forms N-3 and Form N-SAR.

(b) Audit-Related Fees

Aggregate fees billed by the Registrant's auditor for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item totaled approximately $0 in 2005 and $0 in 2004.

Aggregate fees for the Registrant's audit-related services relating to the performance of the audit of the financial statements of the Registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant totaled approximately $60,300 in 2005 and $48,400 in 2004. These audit-related services included fees associated with a separate accounts internal control review of cash transaction processing.

(c) Tax Fees

Aggregate fees for tax services to the Registrant, including tax compliance, tax advice and tax planning, totaled approximately $0 in 2005 and $0 in 2004.

(d) All Other Fees

Aggregate fees for all other services that the Registrant's auditor provided to the Registrant not included above totaled approximately $0 in 2005 and $0 in 2004.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The Audit Committee approves (a) each specific service the auditor will perform for the Registrant and (b) each specific non-audit service the auditor will perform for the Registrant's investment adviser or the adviser's affiliates if the service directly impacts the Registrant's operations and financial reporting. Accordingly, the Audit Committee has not established pre-approval policies or procedures for the noted services.

(e)(2) Not applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, or rendered to the Registrant's investment adviser, any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, totaled approximately $446,220 in 2005 and $419,894 in 2004.

(h) Principal Accountant's Independence

The Audit Committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the auditor's independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Managers.

Item 11. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

      (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

      (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

      (b) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL VARIABLE ANNUITY FUND A (REGISTRANT)

         /s/ Kelly D Clevenger
         ------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date: March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
         ------------------------
         Kelly D. Clevenger
         Chairman of the Board and President
         (Signature and Title)

Date: March 6, 2006


By       /s/ Sheryl L. Sturgill
         ------------------------
         Sheryl L. Sturgill
         Chief Accounting Officer
         (Signature and Title)

Date: March 6, 2006